Shareholder Fees	0 Months Ended
	Aug. 01, 2011
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Growth Portfolio) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	1.00%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class W
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	1.00%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Corporate Bond Portfolio Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Mortgage- and Asset-Backed Portfolio Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.